ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2013
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

9.              ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original conditions. The movements in asset retirement obligations for the years ended March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Balance at beginning of year	¥10,101	¥17,603
Liabilities incurred during the year	7,309	—
Accretion expense	193	271
Balance at end of year	¥17,603	¥17,874